Condensed consolidated statements of changes in equity - USD ($) shares in Millions, $ in Millions		Total	Equity attributable to the equity holders of the parent	Share capital	Treasury shares	Mandatorily convertible notes	Additional paid-in capital	Retained earnings	Foreign currency translation adjustments	Unrealized gains (losses) on derivative financial instruments	Unrealized gains (losses) on investments in equity instruments at FVOCI	Recognized actuarial losses	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2020	[1],[2]			1,081
Beginning balance at Dec. 31, 2020		$ 40,237	$ 38,280	$ 393	$ (538)	$ 840	$ 35,247	$ 22,097	$ (17,053)	$ 229	$ 583	$ (3,518)	$ 1,957
Changes in equity [abstract]
Net income (including non-controlling interests)		6,576	6,290					6,290					286
Other comprehensive income		1,800	1,785						165	1,049	524	47	15
Total comprehensive income		8,376	8,075					6,290	165	1,049	524	47	301
Recognition of share-based payments		21	21		18		3
Share buyback (note 5) (in shares)	[1],[2]			(62)
Share buyback (note 5)		(1,744)	(1,744)		(1,744)
Dividend (note 5)		(410)	(312)					(312)					(98)
Put option ArcelorMittal Texas HBI (note 3)		(119)	(119)					(119)
Divestment of Cleveland-Cliffs shares		0	0					267			(267)
Other movements		(36)	(36)					(36)
Ending balance (in shares) at Jun. 30, 2021	[1],[2]			1,019
Ending balance at Jun. 30, 2021		46,325	44,165	$ 393	(2,264)	840	35,250	28,187	(16,888)	1,278	840	(3,471)	2,160
Beginning balance (in shares) at Dec. 31, 2021	[1],[2]			911
Beginning balance at Dec. 31, 2021		51,344	49,106	$ 350	(2,186)	509	31,803	36,702	(18,244)	2,690	499	(3,017)	2,238
Changes in equity [abstract]
Net income (including non-controlling interests)		8,256	8,048					8,048					208
Other comprehensive income		(707)	(673)						(1,970)	1,561	(274)	10	(34)
Total comprehensive income		7,549	7,375					8,048	(1,970)	1,561	(274)	10	174
Recognition of share-based payments (in shares)	[1],[2]			1
Recognition of share-based payments		21	21		25		(4)
Share buyback (note 5) (in shares)	[1],[2]			(65)
Share buyback (note 5)		(2,000)	(2,000)		(2,000)
Dividend (note 5)		(490)	(332)					(332)					(158)
Put option ArcelorMittal Texas HBI (note 3)		(177)	(177)					(177)
Non-controlling interest on acquisitions (note 3)		200	0										200
Cancellation of shares (note 5)		0	0	$ (38)	3,201		(3,163)
Other movements		(1)	(1)					(1)
Ending balance (in shares) at Jun. 30, 2022	[1],[2]			847
Ending balance at Jun. 30, 2022		$ 56,446	$ 53,992	$ 312	$ (960)	$ 509	$ 28,636	$ 44,240	$ (20,214)	$ 4,251	$ 225	$ (3,007)	$ 2,454

[1]	Excludes treasury shares
[2]	In millions of shares